Expense Example - Oil Equipment and Services UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	631	1,108	2,425	281	931	1,606	3,406